Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (136,212)	$ (19,749)	¥ (6,169,584)	¥ (7,038,361)
Accretion of redeemable noncontrolling interests	0	0	(20,336)	(7,087)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	(136,212)	(19,749)	(6,189,920)	(7,045,448)
Class A Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	(67,733)	(9,820)	(2,983,984)	(3,127,160)
Accretion of redeemable noncontrolling interests	0	0	(9,836)	(3,149)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	¥ (67,733)	$ (9,820)	¥ (2,993,820)	¥ (3,130,309)
Denominator:
Weighted average number of ordinary shares outstanding, basic	2,977,609,078	2,977,609,078	2,694,345,310	2,299,788,661
Weighted average number of ordinary shares outstanding, diluted	2,977,609,078	2,977,609,078	2,694,345,310	2,299,788,661
Net loss per share, basic | (per share)	¥ (0.02)	$ (0.00)	¥ (1.11)	¥ (1.36)
Net loss per share, diluted | (per share)	¥ (0.02)	$ (0.00)	¥ (1.11)	¥ (1.36)
Class B Ordinary Shares
Numerator:
Net loss attributable to iQIYI, Inc.	¥ (68,479)	$ (9,929)	¥ (3,185,600)	¥ (3,911,201)
Accretion of redeemable noncontrolling interests	0	0	(10,500)	(3,938)
Net loss attributable to iQIYI, Inc.'s ordinary shareholders	¥ (68,479)	$ (9,929)	¥ (3,196,100)	¥ (3,915,139)
Denominator:
Weighted average number of ordinary shares outstanding, basic	3,010,412,347	3,010,412,347	2,876,391,396	2,876,391,396
Weighted average number of ordinary shares outstanding, diluted	3,010,412,347	3,010,412,347	2,876,391,396	2,876,391,396
Net loss per share, basic | (per share)	¥ (0.02)	$ (0.00)	¥ (1.11)	¥ (1.36)
Net loss per share, diluted | (per share)	¥ (0.02)	$ (0.00)	¥ (1.11)	¥ (1.36)